Segment Reporting Additional Information (Details)	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Segment Reporting [Abstract]
Concentration risk, net sales to Walmart Inc., percentage	21.00%	21.00%	21.00%